Schedule 1 - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

Balance Sheets

(In thousands, except for shares)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	9,707	5,349	826
Other receivables	296	213,806	33,006
Amounts due from subsidiaries	1,539,702	1,394,118	215,215
Total current assets	1,549,705	1,613,273	249,047
Non-current assets:
Investment in subsidiaries	1,700,295	1,736,488	268,067
Total assets	3,250,000	3,349,761	517,114

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	2,723	4,602	710
Amounts due to subsidiaries	36,525	27,729	4,281
Total liabilities	39,248	32,331	4,991
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,150,565,906 and 1,155,059,526 as of December 31, 2014 and 2015, respectively)	8,563	8,592	1,326
Additional paid-in capital	2,601,401	2,454,244	378,870
Retained earnings	963,385	1,173,471	181,153
Accumulated other comprehensive loss	(105,106)	(50,048)	(7,726)
Subscription receivables	(257,491)	(268,829)	(41,500)
Total shareholders’ equity	3,210,752	3,317,430	512,123
Total liabilities and shareholders' equity	3,250,000	3,349,761	517,114

Statements of Income and Comprehensive Income

(In thousands)

	Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
General and administrative expenses	(50,633)	(31,191)	(19,839)	(3,062)
Interest income	6,847	12,464	15,913	2,456
Equity in earnings of subsidiaries	139,429	180,487	214,012	33,038
Net income	95,643	161,760	210,086	32,432
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(6,982)	6,008	6,153	949
Share of other comprehensive income of affiliates, net of tax	—	—	37,567	5,799
Comprehensive income attributable to the Company's shareholders	88,661	167,768	253,806	39,180

Statements of Shareholders’ Equity

(In thousands, except for shares)

	Share Capital			Treasury Stock			Accumulated
	Number of Share	Amounts	Additional Paid-in Capital	Number of Share	Amounts	Retained Earnings	Other Comprehensive Income	Subscription Receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2013	998,861,526	7,624	2,284,906	—	—	705,982	(104,132)	—	2,894,380
Net income	—	—	—	—	—	95,643	—	—	95,643
Foreign currency translation	—	—	—	—	—	—	(6,982)	—	(6,982)
Share-based compensation	—	—	44,904	—	—	—	—	—	44,904
Other	—	—	152	—	—	—	—	—	152
Balance as of December 31, 2013	998,861,526	7,624	2,329,962	—	—	801,625	(111,114)	—	3,028,097
Net income	—	—	—	—	—	161,760	—	—	161,760
Issue new shares to employees	150,000,000	928	256,563	—	—	—	—	(257,491)	—
Foreign currency translation	—	—	—	—	—	—	6,008	—	6,008
Exercise of share options	1,704,380	11	3,172	—	—	—	—	—	3,183
Share-based compensation	—	—	23,598	—	—	—	—	—	23,598
Other	—	—	(11,894)	—	—	—	—	—	(11,894)
Balance as of December 31, 2014	1,150,565,906	8,563	2,601,401	—	—	963,385	(105,106)	(257,491)	3,210,752
Net income	—	—	—	—	—	210,086	—	—	210,086
Foreign currency translation	—	—	—	—	—	—	17,491	(11,338)	6,153
Repurchase of ordinary shares	—	—	—	(2,261,100)	(6,276)	—	—	—	(6,276)
Exercise of share options	4,493,620	29	(4,787)	2,261,100	6,276	—	—	—	1,518
Share-based compensation	—	—	17,653	—	—	—	—	—	17,653
Acquisition of additional interest in a subsidiary	—	—	(160,023)	—	—	—	—	—	(160,023)
Share of other comprehensive income in affiliates	—	—	—	—	—	—	37,567	—	37,567
Balance as of December 31, 2015	1,155,059,526	8,592	2,454,244	—	—	1,173,471	(50,048)	(268,829)	3,317,430
Balance as of December 31, 2015 in US$		1,326	378,870		—	181,153	(7,726)	(41,500)	512,123

Statements of Cash Flows

(In thousands)

	Year Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	95,643	161,760	210,086	32,432
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(139,016)	(180,487)	(214,012)	(33,038)
Compensation expenses associated with stock options	44,904	23,598	17,653	2,725
Changes in operating assets and liabilities:
Other receivables	1,212	39,810	(213,510)	(32,959)
Other payables	(582)	(42,379)	1,879	291
Net cash generated from (used in) operating activities	2,161	2,302	(197,904)	(30,549)
Cash flows from investing activities
(Increase) decrease in investment in subsidiaries	(34,102)	29,853	55,363	8,546
Advances from (to) subsidiaries	37,337	(43,110)	136,788	21,116
Disposal of subsidiaries	(1,532)	—	—	—
Net cash generated from (used in) investing activities	1,703	(13,257)	192,151	29,662
Cash flows from financing activities:
Proceeds on exercise of stock options	—	3,183	1,518	234
Repurchase ordinary shares	—	—	(6,276)	(969)
Net cash generated from (used in) financing activities	—	3,183	(4,758)	(735)
Net increase (decrease) in cash and cash equivalents	3,864	(7,772)	(10,511)	(1,622)
Cash and cash equivalents at beginning of year	14,589	11,471	9,707	1,499
Effect of exchange rate changes on cash and cash equivalents	(6,982)	6,008	6,153	949
Cash and cash equivalents at end of year	11,471	9,707	5,349	826

Note to Schedule 1

(In thousands, except for shares)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2015, RMB2,164,132 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended December 31, 2014 and 2015.